Net Loss per Share/Unit (Details) - Schedule of Earnings Per Share, Basic and Diluted (Parentheticals) - $ / shares	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 07, 2023	Dec. 31, 2023	Dec. 31, 2022
Net Loss per Share/Unit (Details) - Schedule of Earnings Per Share, Basic and Diluted (Parentheticals) [Line Items]
Weighted-average number shares outstanding, diluted	71,895			69,756
Net loss per share attributable to shareholders, diluted	$ (0.16)			$ (0.62)
Previously Reported [Member]
Net Loss per Share/Unit (Details) - Schedule of Earnings Per Share, Basic and Diluted (Parentheticals) [Line Items]
Weighted-average number shares outstanding, diluted		3,748	3,767		3,703
Net loss per share attributable to shareholders, diluted		$ (4.55)	$ (9.07)		$ (14.79)